UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)
ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTOLIO

                                                                   Principal
                                                                      Amount
                                                                       (000)     U.S. $ Value
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-50.0%
Federal National
Mortgage Association-37.2%
3.125%, 7/15/06 (a)                                                  $    15    $      14,957
3.41%, 8/30/07 (a)                                                     2,005        1,987,917
3.55%, 11/16/07 (a)                                                    3,360        3,354,187
3.875%, 2/15/10 (a)                                                    8,535        8,465,611
4.50%, TBA                                                            26,025       25,976,203
5.00%, TBA                                                            42,960       42,852,600
5.00%, 2/01/34 (a)                                                     8,389        8,389,601
5.25%, 8/01/12 (a)                                                     4,465        4,657,428
5.50%, TBA                                                            51,750       52,938,656
6.00%, TBA                                                            24,595       25,394,337
6.00%, 2/01/17 (a)                                                     1,683        1,763,192
6.50%, 1/01/28-12/01/34 (a)                                           35,376       37,039,527
                                                                                --------------
                                                                                  212,834,216
                                                                                --------------
U.S. Treasury Notes-4.9%
2.00%, 7/15/14 (a)*                                                    9,124        9,432,711
2.50%, 9/30/06 (a)                                                        10            9,887
3.625%, 1/15/10 (a)*                                                  13,435       13,391,968
4.25%, 11/15/14 (a)*                                                   5,460        5,510,336
                                                                                --------------
                                                                                   28,344,902
                                                                                --------------
U.S. Treasury Bonds-3.3%
5.375%, 2/15/31 (a)*                                                   6,700        7,494,841
10.75%, 8/15/05 (a)*                                                  10,900       11,359,413
                                                                                --------------
                                                                                   18,854,254
                                                                                --------------
Federal Home Loan Mortgage Corp.-2.3%
5.125%, 11/07/13 (a)                                                   6,540        6,585,714
6.00%, TBA                                                             6,510        6,725,644
                                                                                --------------
                                                                                   13,311,358
                                                                                --------------
Government National Mortgage Association-2.3%
5.00%, TBA                                                             8,920        8,975,750
6.00%, TBA                                                             3,845        3,992,794
                                                                                --------------
                                                                                   12,968,544
                                                                                --------------
Total U.S. Government & Government Sponsored Agency Obligations
(cost $285,356,676)                                                               286,313,274
                                                                                --------------
CORPORATE DEBT OBLIGATIONS-21.7%
Aerospace & Defense-0.1%
Boeing Capital Corp.
4.75%, 8/25/08 (a)                                                       365          375,169

Automotive-1.3%
Ford Motor Co.
7.45%, 7/16/31 (a)                                                       165          164,612
Ford Motor Credit Co.
5.70%, 1/15/10 (a)                                                       150          149,541
6.375%, 2/01/29 (a)                                                      275          246,390
7.00%, 10/01/13 (a)                                                      505          532,253
7.375%, 2/01/11 (a)                                                    2,080        2,220,030
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)                                                      400          392,174
6.875%, 9/15/11 (a)                                                    1,175        1,179,896
7.75%, 1/19/10 (a)                                                     1,005        1,055,668
General Motors Corp.
8.375%, 7/15/33 (a)                                                    1,265        1,273,822
                                                                                --------------
                                                                                    7,214,386
                                                                                --------------
Banking-2.9%
Bank of America Corp.
6.25%, 4/15/12 (a)                                                       925        1,024,495
Barclays Bank Plc pfd. (United Kingdom)
8.55%, 9/29/49 (a)(b)                                                  1,300        1,585,129
Capital One Bank
6.50%, 6/13/13 (a)                                                       685          752,584
CBA Capital Trust I pfd.
5.805%, 12/31/49 (a)(b)                                                  630          659,786
J.P. Morgan Chase & Co.
6.75%, 2/01/11 (a)                                                     1,785        2,007,825
Mizuho Financial Group (Cayman Islands)
8.375%, 12/29/49 (a)                                                   1,445        1,591,957
RBS Capital Trust I pfd.
4.709%, 12/29/49 (a)                                                   2,825        2,773,933
RBS Capital Trust III pfd.
5.512%, 9/29/49 (a)                                                    1,375        1,418,318
Suntrust Bank
2.53%, 6/02/09 (a)                                                       800          799,888
The Huntington National Bank
4.375%, 1/15/10 (a)                                                      700          701,219
UFJ Finance Aruba AEC (Aruba)
6.75%, 7/15/13 (a)                                                     1,430        1,610,151
Wells Fargo & Co.
4.20%, 1/15/10 (a)                                                     1,755        1,757,343
                                                                                --------------
                                                                                   16,682,628
                                                                                --------------
Broadcasting/Media-1.2%
AOL Time Warner, Inc.
7.70%, 5/01/32 (a)                                                     1,145        1,426,347
British Sky Broadcasting Group plc (United Kingdom)
6.875%, 2/23/09 (a)                                                      330          360,843
News America, Inc.
6.55%, 3/15/33 (a)*                                                    1,295        1,402,227

Time Warner Entertainment Co. LP
8.375%, 3/15/23 (a)                                                    2,325        2,966,333
WPP Finance (UK) Corp. (United Kingdom)
5.875%, 6/15/14 (a)(b)                                                   570          605,587
                                                                                --------------
                                                                                    6,761,337
                                                                                --------------
Cable-0.7%
AT&T Broadband Corp.
9.455%, 11/15/22 (a)                                                     880        1,237,616
Comcast Cable Communication, Inc.
6.875%, 6/15/09 (a)                                                    2,300        2,540,474
Comcast Corp.
7.05%, 3/15/33 (a)*                                                      465          545,891
                                                                                --------------
                                                                                    4,323,981
                                                                                --------------
Communications-1.9%
British Telecommunications Plc (United Kingdom)
8.875%, 12/15/30 (a)                                                     875        1,197,617
Deutsche Telekom International Finance BV (Netherlands)
8.75%, 6/15/30 (a)                                                       670          906,373
SBC Communications, Inc.
5.10%, 9/15/14 (a)                                                       990          997,129
5.625%, 6/15/16 (a)                                                      170          176,071
5.875%, 2/01/12 (a)                                                    1,820        1,951,375
Sprint Capital Corp.
8.75%, 3/15/32 (a)                                                     2,495        3,379,031
Telecom Italia Capital (Italy)
4.00%, 1/15/10 (a)(b)                                                  2,210        2,157,961
                                                                                --------------
                                                                                   10,765,557
                                                                                --------------
Communications - Mobile-0.7%
AT&T Wireless Services, Inc.
8.75%, 3/01/31 (a)*                                                    1,925        2,647,659
Telus Corp. (Canada)
7.50%, 6/01/07 (a)                                                     1,215        1,311,929
                                                                                --------------
                                                                                    3,959,588
                                                                                --------------
Conglomerate/Miscellaneous-0.3%
Hutchison Whampoa International, Ltd (Cayman Islands)
7.45%, 11/24/33 (a)(b)                                                 1,500        1,710,378
                                                                                --------------
Consumer Manufacturing-0.1%
Fortune Brands, Inc.
2.875%, 12/01/06 (a)                                                     510          503,623
                                                                                --------------
Energy-1.0%
Amerada Hess Corp.
6.65%, 8/15/11 (a)                                                     1,575        1,733,054
7.875%, 10/01/29 (a)                                                     850        1,042,284
Conoco, Inc.
6.95%, 4/15/29 (a)                                                       855        1,050,065
Valero Energy Corp.
7.50%, 4/15/32 (a)                                                     1,375        1,705,980
                                                                                --------------
                                                                                    5,531,383
                                                                                --------------

Financial-4.6%
American General Finance Corp.
4.625%, 5/15/09 (a)                                                    1,835        1,863,661
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)                                                    1,130        1,124,169
Capital One Financial Corp.
6.25%, 11/15/13 (a)                                                      365          395,564
CIT Group, Inc.
2.53%, 5/18/07 (a)                                                       630          630,876
Citigroup, Inc.
2.59%, 6/09/09 (a)                                                       570          570,829
5.00%, 9/15/14 (a)                                                       879          892,415
Countrywide Home Loans, Inc.
4.00%, 3/22/11 (a)                                                     1,135        1,100,123
Credit Suisse First Boston
5.50%, 8/15/13 (a)                                                       780          822,452
General Electric Capital Corp.
2.58%, 6/22/07 (a)                                                     4,660        4,661,678
3.50%, 8/15/07 (a)                                                     2,845        2,829,159
4.375%, 11/21/11 (a)                                                     815          809,485
6.75%, 3/15/32 (a)                                                     3,540        4,244,757
Household Finance Corp.
6.50%, 11/15/08 (a)                                                    1,840        1,993,235
7.00%, 5/15/12 (a)                                                       595          681,001
MBNA Corp.
4.625%, 9/15/08 (a)                                                      915          929,324
Merrill Lynch & Co., Inc.
5.00%, 1/15/15 (a)                                                       565          566,742
Royal & Sun Alliance Insurance Group plc (United Kingdom)
8.95%, 10/15/29 (a)*                                                     640          846,974
SLM Corp.
5.625%, 8/01/33 (a)                                                      560          579,052
The Goldman Sachs Group, Inc.
4.75%, 7/15/13 (a)                                                       685          682,717
                                                                                --------------
                                                                                   26,224,213
                                                                                --------------
Food/Beverages-1.0%
Kraft Foods, Inc.
4.125%, 11/12/09 (a)                                                   2,300        2,279,730
5.25%, 10/01/13 (a)                                                    1,275        1,321,585
Pepsi Bottling Group, Inc.
7.00%, 3/01/29 (a)*                                                    1,950        2,422,545
                                                                                --------------
                                                                                    6,023,860
                                                                                --------------
Health Care-0.2%
Humana, Inc.
6.30%, 8/01/18 (a)                                                       635          663,825
WellPoint, Inc.
3.75%, 12/14/07 (a)(b)                                                   280          278,525
                                                                                --------------
                                                                                      942,350
                                                                                --------------

Industrial-0.4%
Tyco International Group SA
6.375%, 10/15/11 (a)                                                   1,950        2,155,596
                                                                                --------------
Insurance-1.1%
Assurant, Inc.
5.625%, 2/15/14 (a)                                                      660          686,791
Liberty Mutual Group
5.75%, 3/15/14 (a)(b)                                                    640          632,814
Mangrove Bay Pass-Through Trust pfd.
6.102%, 7/15/33 (a)(b)                                                 2,090        2,131,612
MetLife, Inc.
5.00%, 11/24/13 (a)                                                      740          748,026
Zurich Capital Trust I
8.376%, 6/01/37 (a)(b)                                                 1,765        1,977,877
                                                                                --------------
                                                                                    6,177,120
                                                                                --------------
Paper/Packaging-0.7%
International Paper Co.
5.30%, 4/01/15 (a)*                                                      900          926,303
Weyerhaeuser Co.
7.375%, 3/15/32 (a)                                                    2,630        3,212,734
                                                                                --------------
                                                                                    4,139,037
                                                                                --------------
Petroleum Products-0.2%
Amerada Hess Corp.
7.125%, 3/15/33 (a)                                                    1,060        1,212,997
                                                                                --------------
Public Utilities - Electric & Gas-1.9%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)                                                     1,005        1,119,306
CenterPoint Energy, Inc.
6.85%, 6/01/15 (a)                                                       170          189,387
Consumers Energy Co.
4.25%, 4/15/08 (a)                                                       445          447,371
Duke Capital LLC
8.00%, 10/01/19 (a)                                                      920        1,131,425
FirstEnergy Corp.
7.375%, 11/15/31 (a)                                                   2,625        3,052,355
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)                                                     620          660,053
Nisource Finance Corp.
7.875%, 11/15/10 (a)                                                     590          691,995
Pacific Gas & Electric Co.
6.05%, 3/01/34 (a)                                                     1,330        1,429,592
Public Service Company of Colorado
7.875%, 10/01/12 (a)                                                     675          820,502
Southern California Edison Co.
5.00%, 1/15/16 (a)                                                       190          191,686
TXU Australia Holdings Pty, Ltd. (Australia)
6.15%, 11/15/13 (a)(b)                                                   290          314,864

Union Electric Co.
5.10%, 10/01/19 (a)                                                      290          291,948
Xcel Energy, Inc.
7.00%, 12/01/10 (a)                                                      650          733,288
                                                                                --------------
                                                                                   11,073,772
                                                                                --------------
Public Utilities - Telephone-0.4%
BellSouth Corp.
4.20%, 9/15/09 (a)                                                       740          738,557
Telecom Italia Capital (Italy)
6.375%, 11/15/33 (a)*                                                  1,460        1,549,227
                                                                                --------------
                                                                                    2,287,784
                                                                                --------------
Savings and Loan-0.4%
Washington Mutual Finance Corp.
6.875%, 5/15/11 (a)                                                    2,280        2,589,993
                                                                                --------------
Services-0.4%
Pershing Road Development Co. LLC
2.80%, 9/01/26 (a)(b)                                                  1,545        1,545,000
Waste Management, Inc.
6.875%, 5/15/09 (a)                                                      960        1,058,842
                                                                                --------------
                                                                                    2,603,842
                                                                                --------------
Supermarket/Drug-0.2%
Albertsons, Inc.
7.45%, 8/01/29 (a)                                                       850        1,009,599
                                                                                --------------
Technology-0.0%
IBM Corp.
4.375%, 6/01/09 (a)                                                      285          288,894
                                                                                --------------
Total Corporate Debt Obligations
(cost $119,236,011)                                                               124,557,087

COMMERCIAL MORTGAGE BACKED SECURITIES-5.9%
Banc America Commercial Mortgage, Inc.
Series 2004-1, Class A2
4.037%, 11/10/39 (a)                                                   1,495        1,479,512
Series 2004-4, Class A3
4.128%, 7/10/42 (a)                                                    1,400        1,397,662
Series 2004-6, Class A2
4.16%, 12/10/42 (a)                                                    1,845        1,842,675
Series 2004-1, Class A4
4.76%, 11/10/39 (a)                                                    2,885        2,906,349
Series 2004-3, Class A5
5.31%, 6/10/39 (a)                                                     2,210        2,336,368
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004-PWR5, Class A5
4.978%, 7/11/42 (a)                                                    2,155        2,201,009
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)                                                    1,215        1,205,936

Series 2004-C5, Class A2
4.183%, 11/15/37 (a)                                                   1,560        1,557,270
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4
5.189%, 7/10/39 (a)                                                    1,545        1,601,254
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)                                                    1,490        1,442,022
Series 2205-GG3, Class A4
4.799%, 8/10/42 (a)                                                    2,345        2,367,887
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29 (a)                                                   1,325        1,315,632
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)                                                   1,465        1,467,125
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A2
4.166%, 8/12/39 (a)                                                    1,165        1,161,260
Morgan Stanley Capital I Inc.
Series 2004-T13, Class A2
3.94%, 9/13/45 (a)                                                     1,400        1,382,094
Series 2003-IQ6, Class A4
4.97%, 12/15/41 (a)                                                    3,585        3,668,315
Series 2004-HQ4, Class A7
4.97%, 4/14/40 (a)                                                     4,105        4,189,974
Total Commercial Mortgage Backed Securities                                     --------------
(cost $33,152,149)                                                                 33,522,344
                                                                                --------------
ASSET BACKED SECURITIES-4.0%
Ameriquest Mortgage Securities, Inc.
Series 2004-R4, Class A2
2.64%, 6/25/34 (a)                                                       272          271,639
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
2.74%, 8/25/43 (a)                                                     1,575        1,575,000
Centex Home Equity Loan Trust
Series 2003-C, Class AV
2.83%, 9/25/33 (a)                                                       569          569,834
Citibank Credit Card Issuance Trust
Series 2004-A8, Class A8
4.90%, 12/12/16 (a)                                                    2,575        2,625,290
Equity One Abs, Inc.
Series 2004-3, Class AF1
2.69%, 7/25/34 (a)                                                       794          794,404
Merrill Lynch Mortgage Investors, Inc.
Series 2004-SL1, Class A
2.79%, 4/25/35 (a)                                                       403          402,874
Morgan Stanley ABS Capital I
Series 2005-WMC1, Class A2A
2.66%, 1/25/35 (a)                                                     2,005        2,005,000

Series 2004-HE4, Class A3
2.73%, 5/25/34 (a)                                                     1,627        1,627,286
Residential Asset Mortgage Products, Inc.
Series 2004-RS2, Class AI1
2.66%, 1/25/24 (a)                                                       363          362,913
Series 2004-RS12, Class AI1
2.67%, 5/25/24 (a)                                                     2,453        2,453,799
Series 2005-RS1, Class AII1
2.67%, 1/25/35 (a)                                                     2,375        2,375,736
Series 2004-RS6, Class AI1
2.68%, 8/25/22 (a)                                                       499          498,193
Series 2004-SP1, Class AI1
2.71%, 6/25/13 (a)                                                       465          464,764
Residential Asset Securities Corp.
Series 2004-KS7, Class AI1
2.68%, 10/25/21 (a)                                                      665          665,404
Series 2002-KS7, Class A2
2.90%, 11/25/32 (a)                                                      814          815,729
Residential Funding Mortgage Securities, Inc.
Series 2004-HS2, Class AI1
2.68%, 12/25/18 (a)                                                      692          691,291
Structured Asset Investment Loan Trust
Series 2005-1, Class A3
2.65%, 2/25/35 (a)                                                     2,555        2,554,975
Series 2004-5, Class A2
2.71%, 5/25/34 (a)                                                     1,984        1,983,727
Total Asset Backed Securities                                                   --------------
(cost $22,686,480)                                                                 22,737,858
                                                                                --------------
SOVEREIGN DEBT SECURITIES-2.8%
Japan (Government Of)
1.50%, 12/20/14 (a)                                                  880,000        8,632,686
Russian Federation
5.00%, 3/31/30 (a)                                                     1,125        1,179,788
United Mexican States
4.625%, 10/08/08 (a)                                                   3,045        3,075,450
7.50%, 1/14/12 (a)                                                     2,805        3,204,712
Total Sovereign Debt Securities                                                 --------------
(cost $15,738,814)                                                                 16,092,636
                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.5%
Countrywide Home Loans
Series 2003-49, Class A1
1.64%, 12/19/33 (a)                                                      474          471,456
Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 1A1
2.74%, 4/25/34 (a)                                                       535          535,031
Washington Mutual
Series 2005-AR2, Class 2A22
2.76%, 1/25/45 (a)                                                     1,990        1,990,000
Total Collateralized Mortgage Obligations                                       --------------
(cost $2,998,371)                                                                   2,996,487
                                                                                --------------

SHORT-TERM INVESTMENTS-44.7%
U.S. Government & Government Sponsored Agency Obligations-23.0%
Federal Home Loan Mortgage Corp.
zero coupon, 4/13/05 (a)                                              62,690       62,380,904
Federal National Mortgage Association
zero coupon, 2/10/05 (a)                                              69,385       69,346,144
                                                                                --------------
                                                                                  131,727,048
                                                                                --------------
U.S. Treasury Bills-18.9%
zero coupon, 3/10/05-4/07/05 (a)*                                    108,940      108,614,107
                                                                                --------------
Time Deposit-2.8%
State Street Euro Dollar
1.60%, 2/01/05                                                        15,900       15,900,000
                                                                                --------------
Total Short-Term Investments
(amortized cost $256,241,155)                                                     256,241,155
                                                                                --------------
Total Investments Before Security Lending Collateral - 129.6%
(cost $735,409,656)                                                               742,460,841
                                                                                --------------

                                                                   Shares or
                                                                   Principal
                                                                      Amount
                                                                        (000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-29.2%
Short-Term Investments
Aspen Funding
2.50%, 2/01/05                                                        22,000       21,998,472
Federal Home Loan Bank
1.27%-1.35%, 4/26/05-4/29/05                                          17,500       17,500,000
Gotham Funding
2.55%, 2/07/05                                                        40,000       39,980,167
Morgan Stanley
2.46%-2.58%, 2/02/05-9/09/05                                          85,000       84,982,917
UBS Private Money Market Fund, LLC, 2.29%                          2,493,281        2,493,281

Total Investment Of Cash Collateral For Securities Loaned                       --------------
(cost $166,954,837)                                                               166,954,837
                                                                                --------------
Total Investments-158.8%
(cost $902,364,493)                                                               909,415,678
Other assets less liabilities-(58.8%)                                            (336,647,423)
                                                                                --------------
Net Assets-100%                                                                 $ 572,768,255
                                                                                --------------

CREDIT DEFAULT SWAP CONTRACTS

                            Notional
Swap Counterparty &          Amount        Interest   Termination    Unrealized
Referenced Obligation         (000)          Rate        Date       Appreciation
--------------------------------------------------------------------------------
Buy Contracts
JP Morgan Chase
Dow Jones High Volume
3.00%, 03/20/10              14,000          1.05%      3/20/10       $102,900

FORWARD EXCHANGE CURRENCY CONTRACTS

                                        U.S. $
                            Contract   Value on      U.S. $
                             Amount    Original      Current     Unrealized
                             (000)       Date         Value     Appreciation
----------------------------------------------------------------------------
Sale Contracts
Japanese Yen
Settling 03/17/05......     932,682   $9,157,409    $9,029,355     $128,054

*     Represents entire or partial securities out on loan.
(a) Positions, or portion thereof, with an aggregate market value of $559,704,856 have been segregated to collateralize open forward exchange currency contracts.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate market value of these securities amounted to $13,599,533 or 2.37% of net assets.

      Glossary:

      TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005